UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2011

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1300
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Sharon D. Taylor
Title:		Compliance Officer
Phone:		205-488-4300

Signature, Place, and Date of Signing:
/s/ Sharon D. Taylor	Birmingham, AL	February 8, 2012

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	41
Form 13F Information Table Value Total:	$26,023
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	356	11794	SH		SOLE	NONE			11794
APPLE INC		COM	037833100	366	904	SH		SOLE	NONE			904
BANCO BILBAO VIZCAYA A	COM	05946K101	404	47230	SH		SOLE	NONE			47230
BANK OF AMERICA		COM	060505104	331	59682	SH		SOLE	NONE			59682
BERKSHIRE HATHAWAY INC	COM	084670702	461	6043	SH		SOLE	NONE			6043
CHEVRON CORPORATION	COM	166764100	494	4650	SH		SOLE	NONE			4650
CISCO SYSTEMS		COM	17275R102	318	17624	SH		SOLE	NONE			17624
CONOCOPHILLIPS		COM	20825C104	208	2864	SH		SOLE	NONE			2864
COUSINS PROPERTIES INC	COM	222795106	227	35500	SH		SOLE	NONE			35500
CUMBERLAND PHARMA	COM	230770109	872	162109	SH		SOLE	NONE			162109
EL PASO CORPORATION	COM	28336L109	352	13259 	SH		SOLE	NONE			13259
ENTERPRISE PRODS PARTNR	COM	293792107	463	10000	SH		SOLE	NONE			10000
EXXON MOBIL CORP	COM	30231G102	532	6286	SH		SOLE	NONE			6286
GREENLIGHT CAPITAL RE	COM	G4095J109	1583	66885	SH		SOLE	NONE			66885
INTL BUS MACHINES	COM	459200101	243	1325	SH		SOLE	NONE			1325
JOHNSON & JOHNSON	COM	478160104	728	11114	SH		SOLE	NONE			11114
MICROSOFT CORP		COM	594918104	291	11236	SH		SOLE	NONE			11236
PENGROWTH ENERGY TRUST	COM	706902509	105	10000	SH		SOLE	NONE			10000
PEPSICO INC		COM	713448108	273	4120	SH		SOLE	NONE			4120
PFIZER INC		COM	717081103	518 	23980 	SH		SOLE	NONE			23980
PLATFORMS WIRELESS INTL	COM	72765A101		20000	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	1428	30000	SH		SOLE	NONE			30000
PROCTOR & GAMBLE CO	COM	742718109	270	4048	SH		SOLE	NONE			4048
PROGRESS ENERGY INC	COM	743263105	448	8000	SH		SOLE	NONE			8000
PROSHARES ULTRA SHORT	COM	74347R883	289	15000	SH		SOLE	NONE			15000
REGIONS FINL CORP NEW	COM	7591EP100	194 	45299 	SH		SOLE	NONE			45299
SCANA CORP NEW		COM	80589M102	757	16805	SH		SOLE	NONE			16805
SCHLUMBERGER LTD	COM	806857108	239	3500	SH		SOLE	NONE			3500
SECURITY BK CORP COM	COM	814047106	 	21292 	SH		SOLE	NONE			21292
SPDR GOLD TRUST ETF	COM	78463V107	694	4571	SH		SOLE	NONE			4571
SPDR S&P DIVIDEND	COM	78464A763	360	6700	SH		SOLE	NONE			6700
TIME WARNER INC NEW	COM	887317303	578	15997	SH		SOLE	NONE			15997
TIME WARNER CABLE	COM	88732J207	687	10820	SH		SOLE	NONE			10820
TORCHMARK CORP		COM	891027104	603	13920 	SH		SOLE	NONE			13920
VANGUARD DIVD APPRE IND	COM	921908844	5717	104621	SH		SOLE	NONE			104621
VANGUARD INTL EQ INDEX	COM	922042858	1717	44938	SH		SOLE	NONE			44938
VANGUARD TOTAL BD MKT	COM	921937835	1921	22997	SH		SOLE	NONE			22997
WALMART STORES INC	COM	931142103	236	3953	SH		SOLE	NONE			3953
WASHINGTON MUTUAL INC	COM	939322103	 	10420 	SH		SOLE	NONE			10420
WELLS FARGO		COM	949746101	411	14944	SH		SOLE	NONE			14944
WILLIAMS CO		COM	969457100	330	10000	SH		SOLE	NONE			10000


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